As filed with the Securities and Exchange Commission on September 27, 2018

Securities Act Registration No. 333-196273

Investment Company Act Registration No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 53	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland, CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

Chief Legal Officer

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 26, 2018 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 52 to the Registration Statement of USCF ETF Trust (the “Trust”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until October 26, 2018 the effectiveness of the registration statement filed in Post-Effective Amendment No. 28 on September 7, 2017 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 28.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Oakland of the State of California on this 27th day of September, 2018.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary, and Trustee	September 27, 2018
Stuart P. Crumbaugh

/s/ John P. Love	President and Principal Executive Officer	September 27, 2018
John P. Love

*	Chairman and Trustee	September 27, 2018
Nicholas D. Gerber

*	Trustee	September 27, 2018
Andrew F Ngim

*	Independent Trustee	September 27, 2018
H. Abram Wilson

*	Independent Trustee	September 27, 2018
Thomas E. Gard

*	Independent Trustee	September 27, 2018
Jeremy Henderson

*	Independent Trustee	September 27, 2018
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2016)